Employee Benefit Plans (Schedule Of Detailed Pension And OPEB Benefit Information) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of net OPEB costs:
Net costs					$ 95	$ 90	$ 104
Net adjustments					$ (19)	$ (13)	$ (27)
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate					2.40%	3.13%	4.18%
Expected return on plan assets					4.35%	4.94%	5.42%
Rate of compensation increase					4.80%	4.64%	4.53%
Components of net OPEB costs:
Service cost	$ 7	$ 8	$ 23	$ 25	$ 33	$ 29	$ 25
Interest cost	23	21	68	63	84	103	128
Expected return on assets	(26)	(25)	(79)	(75)	(99)	(109)	(119)
Amortization of net loss	8	13	24	39	52	48	29
Net costs	12	17	36	52	70	71	63
Net adjustments	(1)	(6)	(3)	(18)
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)					(164)	61
Amortization of net loss					(52)	(48)	(29)
Total recognized as regulatory assets or other comprehensive income					(216)	13	(29)
Net pension costs recognized as operation and maintenance expense or other deductions	11	11	$ 33	34	$ (146)	$ 84	$ 34
OPEB Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate			2.47%		2.58%	3.29%	4.41%
Expected return on plan assets			5.61%		5.24%	5.90%	6.19%
Components of net OPEB costs:
Service cost	1	1	$ 3	3	$ 5	$ 6	$ 6
Interest cost	6	7	18	20	26	32	43
Expected return on assets	(2)	(2)	(6)	(5)	(7)	(8)	(7)
Amortization of prior service cost		(4)		(12)	(17)	(20)	(20)
Amortization of net loss		4		13	18	10	19
Curtailment cost (credit)						(1)
Net costs	5	6	15	19	25	19	41
Net adjustments	3	2	8	4
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Curtailment						2
Net loss (gain)					(142)	14	(22)
Amortization of net loss					(18)	(10)	(19)
Amortization of prior service (cost) credit					17	20	20
Total recognized as regulatory assets or other comprehensive income					(143)	26	(21)
Net pension costs recognized as operation and maintenance expense or other deductions	$ 8	$ 8	$ 23	$ 23	$ (118)	$ 45	$ 20